Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance, beginning at Sep. 30, 2016	$ 160	$ 109,240,598	$ (84,277,611)	$ 24,963,147
Balance, beginning, shares at Sep. 30, 2016	1,603,280
Common stock issued for cash, net of stock issuance costs	$ 121	19,580,530		19,580,651
Common stock issued for cash, net of stock issuance costs, shares	1,206,752
Common stock issued for services		818,231		818,231
Common shares cancelled, shares	(750)
Fair value of employee stock options		1,293,932		1,293,932
Rounding due to stock split	$ 1	(1)
Rounding due to stock split, shares	5,926
Net loss for the year			(23,810,996)	(23,810,996)
Balance, ending at Sep. 30, 2017	$ 282	130,933,290	(108,088,607)	22,844,965
Balance, ending, shares at Sep. 30, 2017	2,815,748
Exercise of warrants for cash	$ 1	224,977		224,978
Exercise of warrants for cash, shares	11,250
Common stock issued for services		135,701		135,701
Fair value of employee stock options		629,286		629,286
Net loss for the year			(4,151,358)	(4,151,358)
Balance, ending at Dec. 31, 2017	$ 283	131,923,254	(112,239,965)	19,683,572
Balance, ending, shares at Dec. 31, 2017	2,826,998
Balance, beginning at Sep. 30, 2017	$ 282	130,933,290	(108,088,607)	22,844,965
Balance, beginning, shares at Sep. 30, 2017	2,815,748
Net loss for the year				(6,336,125)
Balance, ending at Mar. 31, 2018	$ 283	132,079,560	(114,424,732)	17,655,111
Balance, ending, shares at Mar. 31, 2018	2,829,248
Balance, beginning at Sep. 30, 2017	$ 282	130,933,290	(108,088,607)	22,844,965
Balance, beginning, shares at Sep. 30, 2017	2,815,748
Exercise of warrants for cash	$ 1	269,999		270,000
Exercise of warrants for cash, shares	13,500
Common stock issued for services		145,301		145,301
Fair value of employee stock options		877,751		877,751
Net loss for the year			(13,236,900)	(13,236,900)
Balance, ending at Sep. 30, 2018	$ 283	132,226,341	(121,325,507)	10,901,117
Balance, ending, shares at Sep. 30, 2018	2,829,248
Balance, beginning at Dec. 31, 2017	$ 283	131,923,254	(112,239,965)	19,683,572
Balance, beginning, shares at Dec. 31, 2017	2,826,998
Exercise of warrants for cash		44,995		44,995
Exercise of warrants for cash, shares	2,250
Common stock issued for services		9,600		9,600
Fair value of employee stock options		101,711		101,711
Net loss for the year			(2,184,767)	(2,184,767)
Balance, ending at Mar. 31, 2018	$ 283	132,079,560	(114,424,732)	17,655,111
Balance, ending, shares at Mar. 31, 2018	2,829,248
Balance, beginning at Sep. 30, 2018	$ 283	132,226,341	(121,325,507)	10,901,117
Balance, beginning, shares at Sep. 30, 2018	2,829,248
Fair value of employee stock options		73,377		73,377
Net loss for the year			(897,624)	(897,624)
Balance, ending at Dec. 31, 2018	$ 283	132,299,718	(122,223,131)	10,076,870
Balance, ending, shares at Dec. 31, 2018	2,829,248
Balance, beginning at Sep. 30, 2018	$ 283	132,226,341	(121,325,507)	10,901,117
Balance, beginning, shares at Sep. 30, 2018	2,829,248
Net loss for the year				(2,040,672)
Balance, ending at Mar. 31, 2019	$ 283	132,373,095	(123,366,179)	9,007,199
Balance, ending, shares at Mar. 31, 2019	2,829,248
Balance, beginning at Dec. 31, 2018	$ 283	132,299,718	(122,223,131)	10,076,870
Balance, beginning, shares at Dec. 31, 2018	2,829,248
Fair value of employee stock options		73,377		73,377
Net loss for the year			(1,143,048)	(1,143,048)
Balance, ending at Mar. 31, 2019	$ 283	$ 132,373,095	$ (123,366,179)	$ 9,007,199
Balance, ending, shares at Mar. 31, 2019	2,829,248